Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current Assets:
Allowance for accounts receivable	$ 33	$ 49
Accumulated depreciation	$ 902	$ 1,399
Stockholders' Equity:
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	41,314,894	40,972,394
Common stock, shares outstanding	41,314,894	40,972,394